Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense	$ 0	$ 0	$ 0	$ 0
Net increase in valuation allowance	42,000		160,400
Unrecognized tax benefits	0		0
Accrual for uncertain tax positions	0		0
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	1,382,000		804,000	707,000
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	$ 2,976,000		$ 2,757,000	$ 2,568,000